Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer AMT-Free Municipals))	0 Months Ended
	Nov. 28, 2012
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	10.70%
5 Years (or life of class, if less)	5.22%
10 Years (or life of class, if less)	5.38%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	7.87%	[1]
Consumer Price Index
Average Annual Return:
1 Year	2.96%
5 Years (or life of class, if less)	2.26%
10 Years (or life of class, if less)	2.48%
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	2.89%	[1]
Class A
Average Annual Return:
1 Year	10.87%
5 Years (or life of class, if less)	(3.37%)
10 Years (or life of class, if less)	2.12%
Inception Date	Oct. 27, 1976
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	10.87%
5 Years (or life of class, if less)	(3.37%)
10 Years (or life of class, if less)	2.12%
Inception Date	Oct. 27, 1976
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	9.42%
5 Years (or life of class, if less)	(2.00%)
10 Years (or life of class, if less)	2.66%
Inception Date	Oct. 27, 1976
Class B
Average Annual Return:
1 Year	10.32%
5 Years (or life of class, if less)	(3.55%)
10 Years (or life of class, if less)	2.13%
Inception Date	Mar. 16, 1993
Class C
Average Annual Return:
1 Year	14.40%
5 Years (or life of class, if less)	(3.20%)
10 Years (or life of class, if less)	1.81%
Inception Date	Aug. 29, 1995
Class Y
Average Annual Return:
1 Year	16.31%
5 Years (or life of class, if less)	11.47%
10 Years (or life of class, if less)
Inception Date	Nov. 29, 2010

[1]	From 11/30/10.